Warrants (Details 2) - Private Warrants [Member]	12 Months Ended
	Dec. 31, 2025 $ / shares shares	Dec. 31, 2025 ¥ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2024 ¥ / shares shares	Dec. 31, 2023 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding warrants, beginning	270,500	270,500	270,500	270,500
Weighted Average Exercise Price Per Share , beginning | $ / shares	$ 2,300		$ 11.50
Average remaining Period (Years)	1 year 8 months 15 days	1 year 8 months 15 days	2 years 8 months 15 days	2 years 8 months 15 days	3 years 8 months 15 days
Outstanding warrants Issued
Weighted Average Exercise Price Per Share Issued | ¥ / shares
Outstanding warrants Forfeited
Weighted Average Exercise Price Per Share Forfeited | ¥ / shares
Outstanding warrants Exercised
Weighted Average Exercise Price Per Share Exercised | ¥ / shares
Outstanding warrants Expired
Weighted Average Exercise Price Per Share Expired | ¥ / shares
Outstanding warrants, ending	270,500	270,500	270,500	270,500	270,500
Weighted Average Exercise Price Per Share, ending | $ / shares	$ 92,000		$ 2,300		$ 11.50